Redeemable Convertible Notes (Details) - USD ($) $ in Millions	Sep. 01, 2016	Sep. 03, 2015
Debt Instrument [Line Items]
Redeemable convertible notes	$ 0	$ 49
2033E and 2033F convertible senior notes
Debt Instrument [Line Items]
Redeemable convertible notes		$ 49